UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 125.1% (98.3% of Total Investments)

	MUNICIPAL BONDS – 125.1% (98.3% of Total Investments)

	Alabama – 3.4% (2.7% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$ 3,960,900
	Bonds, Tender Option Bond Trust 2016-XL0024, 20.093%, 9/01/26 (IF) (4)
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	11/16 at 100.00	AA–	2,501,675
	4/01/22 – NPFG Insured
4,500	Total Alabama			6,462,575
	Arizona – 2.0% (1.6% of Total Investments)
355	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	355,430
	Campus Project, Series 2006, 5.100%, 10/01/22
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,153,146
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,252,855
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (5)	1,119,070
	5.000%, 7/01/19 (ETM)
3,385	Total Arizona			3,880,501
	California – 14.2% (11.1% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	10/23 at 100.00	AA	3,716,130
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	619,724
415	5.000%, 10/01/21	No Opt. Call	Baa1	480,753
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	2,236,021
	University Medical Center, Series 2014A, 5.250%, 12/01/34
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	3,029,550
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
475	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	493,948
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	686,512
1,265	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	No Opt. Call	A–	1,419,317
	Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,290	5.000%, 6/01/21	6/17 at 100.00	N/R	1,299,288
1,030	4.625%, 6/01/21	6/17 at 100.00	N/R	1,035,346
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	166,017
305	4.000%, 9/01/26	9/22 at 100.00	N/R	335,759
250	4.000%, 9/01/27	9/22 at 100.00	N/R	273,495
670	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	731,486
	5.250%, 11/01/21
1,800	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District	No Opt. Call	N/R	2,078,172
	2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A,	No Opt. Call	A	182,867
	0.000%, 10/01/26 (6)
100	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	100,807
	Project, Series 2007, 5.100%, 6/01/17
340	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	354,032
	Bonds Series 2013, 5.000%, 9/01/17
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	No Opt. Call	A+	2,633,340
	Airport, Second Series 2016A, 5.000%, 5/01/26
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	11/16 at 100.00	AA–	1,084,039
	Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured
800	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (5)	875,408
	(Pre-refunded 8/01/19)
1,860	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	2,072,393
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	1,040,301
	6.000%, 7/01/29
24,090	Total California			26,944,705
	Colorado – 3.9% (3.0% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	292,370
310	4.000%, 6/01/20	No Opt. Call	A	337,500
250	5.000%, 6/01/21	No Opt. Call	A	288,085
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	20.293%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	232,200
300	20.293%, 3/01/26 (IF) (4)	No Opt. Call	Aa2	726,030
430	20.248%, 3/01/27 (IF) (4)	No Opt. Call	Aa2	1,066,654
725	20.293%, 3/01/28 (IF) (4)	No Opt. Call	Aa2	1,798,435
200	20.293%, 3/01/29 (IF) (4)	No Opt. Call	Aa2	499,700
200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	200,752
	Senior Lien Series 2006, 4.500%, 12/01/25 – SYNCORA GTY Insured
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	AA–	321,776
	NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (5)	1,629,832
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
4,680	Total Colorado			7,393,334
	Florida – 8.9% (7.0% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	473,147
150	5.000%, 11/15/23	No Opt. Call	BBB	177,267
515	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	No Opt. Call	N/R	565,671
	Project, Series 2013A, 5.500%, 11/01/23
1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,521,689
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
435	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	476,660
	LLC Project, Series 2010A, 5.350%, 7/01/29
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	2,162,920
	Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,203,420
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A,	No Opt. Call	A2	3,540,663
	5.000%, 10/01/26
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
2,535	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	2,683,500
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	527,915
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	No Opt. Call	BBB+	1,631,420
	Series 2013A, 5.000%, 11/01/22
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB	261,233
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	No Opt. Call	BBB+	357,423
	Bonds, Series 2014A-1, 5.000%, 3/01/24
1,370	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,408,716
	Refunding Series 2013, 4.000%, 5/01/23
15,110	Total Florida			16,991,644
	Georgia – 2.1% (1.6% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,168,849
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	11/16 at 100.00	N/R	2,003,260
	5.000%, 2/01/34 – SYNCORA GTY Insured
885	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	11/16 at 100.00	N/R	798,570
3,910	Total Georgia			3,970,679
	Illinois – 12.5% (9.8% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	AA–	4,001,300
	15.385%, 11/15/25 (IF) (4)
990	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project,	1/18 at 102.00	N/R	1,051,469
	Senior Lien Series 2008, 6.550%, 1/01/20
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	1,005,200
	Series 2007, 5.000%, 12/01/26
1,385	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	11/16 at 100.00	BB–	1,386,122
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	11/16 at 100.00	Baa3	2,681,983
	2006A, 5.000%, 4/01/24
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A,	No Opt. Call	A1	4,969,920
	5.000%, 2/01/27
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	5,719,846
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	No Opt. Call	AA–	2,024,204
	2014A, 5.000%, 12/01/19
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	861,030
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
20,345	Total Illinois			23,701,074
	Indiana – 2.2% (1.8% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	1,186,325
	Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A,	No Opt. Call	AA+	1,901,760
	5.000%, 2/01/25
1,145	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB+	1,162,564
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
3,825	Total Indiana			4,250,649
	Iowa – 2.1% (1.6% of Total Investments)
1,850	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	1,926,646
	Project, Series 2013, 5.000%, 12/01/19
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,014,900
	5.600%, 6/01/34
3,850	Total Iowa			3,941,546
	Kentucky – 2.1% (1.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,403,424
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	123,410
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,427,180
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
4,435	Total Kentucky			3,954,014
	Louisiana – 0.9% (0.7% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	532,840
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,196,160
1,500	Total Louisiana			1,729,000
	Maine – 2.4% (1.9% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,138,930
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	No Opt. Call	A+	770,232
340	5.000%, 7/01/27	No Opt. Call	A+	418,598
1,850	5.000%, 7/01/29	No Opt. Call	A+	2,254,281
3,810	Total Maine			4,582,041
	Maryland – 0.9% (0.7% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
	Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	220,836
275	5.000%, 7/01/22	No Opt. Call	Baa1	325,111
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,191,710
	Series 2011A, 5.000%, 9/15/22
1,470	Total Maryland			1,737,657
	Massachusetts – 1.9% (1.5% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	11/16 at 100.00	AA	250,775
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	1,013,590
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/22 at 100.00	BBB	479,102
	Series 2012C, 5.000%, 7/01/29
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	97,633
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	610,205
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	11/16 at 100.00	N/R	140,578
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	1,004,130
3,390	Total Massachusetts			3,596,013
	Michigan – 7.5% (5.9% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa1	2,415,800
	Bond Trust 2016-XG0091, 20.650%, 5/01/30 – AGM Insured (IF) (4)
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
50	5.000%, 7/01/33 – NPFG Insured	11/16 at 100.00	AA–	50,168
60	5.000%, 7/01/33 – FGIC Insured	11/16 at 100.00	AA–	60,202
1,260	5.000%, 7/01/36 – MBIA-NPFG Insured	11/16 at 100.00	AA–	1,264,221
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	11/16 at 100.00	AA–	5,017
	7/01/34 – NPFG Insured
250	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	11/16 at 100.00	AA	251,028
	7/01/34 – AGM Insured
290	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	291,154
	5.000%, 7/01/33 – AGM Insured
440	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD,	No Opt. Call	AA–	441,478
	5.000%, 7/01/33 – NPFG Insured
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	11/16 at 100.00	AA	10,041
	5.000%, 7/01/32 – AGM Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	780,888
	Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	2,353,946
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,649,080
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan
	Series 2014D-1, 5.000%, 7/01/23 – AGM Insured
190	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	195,322
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	2,437,563
	Trust 2015-XF0126, 19.947%, 12/01/27 (IF) (4)
10,710	Total Michigan			14,205,908
	Minnesota – 1.9% (1.5% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	1/26 at 100.00	A–	699,490
	2016, 5.000%, 1/01/27
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project,	No Opt. Call	A–	855,390
	Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul
	Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	210,047
100	3.700%, 3/01/22	No Opt. Call	BBB–	103,315
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd
	Luthran Home, Refunding Series 2013:
610	5.000%, 1/01/17	No Opt. Call	N/R	616,417
500	5.000%, 1/01/18	No Opt. Call	N/R	519,220
500	5.000%, 1/01/19	No Opt. Call	N/R	530,365
3,215	Total Minnesota			3,534,244
	Mississippi – 2.5% (2.0% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	20.293%, 1/01/24 (IF) (4)	1/22 at 100.00	AA–	1,548,800
1,000	20.293%, 1/01/25 (IF) (4)	1/22 at 100.00	AA–	1,913,350
200	20.293%, 1/01/26 (IF) (4)	1/22 at 100.00	AA–	377,610
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,009,260
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
3,000	Total Mississippi			4,849,020
	Missouri – 2.7% (2.1% of Total Investments)
425	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds,	11/20 at 100.00	N/R	447,372
	Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	11/16 at 100.00	N/R	1,001,940
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	No Opt. Call	A	3,621,990
	Project, Refunding Series 2014A, 5.000%, 1/01/23
4,425	Total Missouri			5,071,302
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,420,870
	5.000%, 9/01/32
	Nevada – 1.6% (1.3% of Total Investments)
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,607,924
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,495,306
2,505	Total Nevada			3,103,230
	New Jersey – 6.7% (5.3% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	B	525,831
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,260,200
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,107,960
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	979,600
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	578,525
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	582,845
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	721,494
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/25 at 100.00	A–	598,250
	Bonds, Tender Option Bond Trust 2016-XF2340, 3.341%, 9/01/25 (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	1,121,750
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,103,384
	University Hospital, Series 2007, 5.250%, 7/01/21
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB– (5)	143,982
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	3,028,920
	Series 2007-1A, 5.000%, 6/01/29
12,275	Total New Jersey			12,752,741
	New York – 3.5% (2.8% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	598,198
	Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds,	No Opt. Call	A+	528,135
	Refunding Series 2014, 5.000%, 1/01/18
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
100	5.000%, 12/01/16	No Opt. Call	BB–	100,555
1,800	5.000%, 12/01/21	12/16 at 100.00	BB–	1,814,004
65	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	65,361
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee	No Opt. Call	Aa3	2,585,820
	Secured Refunding Series 2015, 5.000%, 11/15/25
1,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	1,004,800
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
5,960	Total New York			6,696,873
	North Carolina – 0.8% (0.6% of Total Investments)
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,114,963
	1993B, 6.000%, 1/01/18 – AMBAC Insured (ETM)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	No Opt. Call	AA	434,644
	5.250%, 1/01/25 – AGC Insured
1,440	Total North Carolina			1,549,607
	Ohio – 6.5% (5.1% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	3,494,715
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	Ba2	2,980,080
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,218,240
	Project, Series 2009E, 5.625%, 10/01/19
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,391,776
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A–	2,206,680
	5.750%, 12/01/28
11,650	Total Ohio			12,291,491
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,127,824
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.1% (3.2% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	No Opt. Call	BBB–	95,243
	Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB	511,212
480	4.000%, 5/01/21	No Opt. Call	BBB	535,646
500	4.000%, 5/01/22	No Opt. Call	BBB	563,220
520	4.000%, 5/01/23	No Opt. Call	BBB	593,081
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA	2,568,476
	6/01/21 – AGM Insured
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,078,437
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative
	Minimum Tax)
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	421,585
435	5.000%, 12/01/21	No Opt. Call	BBB	503,869
6,750	Total Pennsylvania			7,870,769
	Rhode Island – 1.7% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	3,308,700
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.8% (1.4% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2,	No Opt. Call	A–	1,055,440
	5.000%, 1/01/18
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	6/24 at 100.00	AA–	2,412,780
	2014B, 5.000%, 12/01/31
3,000	Total South Carolina			3,468,220
	Tennessee – 6.2% (4.8% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
1,440	5.000%, 1/01/25	No Opt. Call	A	1,723,666
2,170	5.000%, 1/01/26	No Opt. Call	A	2,584,557
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,315,880
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	476,972
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,177,672
1,490	5.000%, 2/01/24	No Opt. Call	A	1,789,833
1,365	5.000%, 2/01/25	No Opt. Call	A	1,656,004
9,885	Total Tennessee			11,724,584
	Texas – 10.6% (8.3% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series	No Opt. Call	BBB	591,055
	2013, 5.000%, 1/01/22
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%,	1/20 at 100.00	BBB+ (5)	232,534
	1/01/25 (Pre-refunded 1/01/20)
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	764,261
	2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,146,840
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	272,953
1,660	5.000%, 11/15/23	No Opt. Call	A3	2,006,376
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,172,765
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	580,178
	Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	490,431
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	562,371
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	113,239
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012,
	5.000%, 11/01/20 (Alternative Minimum Tax)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.489%, 8/15/22 (IF) (4)	No Opt. Call	AA–	200,780
155	19.313%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	325,568
200	19.489%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	409,800
175	19.279%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	352,441
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	3,802,620
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	3,498,420
	2012, 5.000%, 12/15/27
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB– (5)	244,573
	Uplift Education, Series 2007A, 5.750%, 12/01/27 (Pre-refunded 12/01/17)
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/21 at 100.00	BBB	412,571
	Series 2011, 6.000%, 5/01/23
1,480	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2016B1,	No Opt. Call	AAA	1,941,849
	5.000%, 8/01/26
16,550	Total Texas			20,121,625
	Utah – 1.7% (1.3% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	3,170,130
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B1	930,330
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.1% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	2,132,560
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 0.3% (0.3% of Total Investments)
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	617,064
	5.000%, 7/15/21
	Washington – 0.5% (0.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	A+	874,076
	West Virginia – 0.5% (0.4% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	No Opt. Call	Baa1	1,046,426
	Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40
	Wisconsin – 0.5% (0.4% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.600%, 4/01/22 (IF) (4)	No Opt. Call	Aa3	98,679
100	19.317%, 4/01/23 (IF) (4)	No Opt. Call	Aa3	214,420
185	18.978%, 4/01/24 (IF) (4)	4/23 at 100.00	Aa3	390,248
100	19.317%, 4/01/25 (IF) (4)	4/23 at 100.00	Aa3	207,915
435	Total Wisconsin			911,262
$ 205,235	Total Long-Term Investments (cost $224,090,496)			237,914,288

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.2% (1.7% of Total Investments)

	MUNICIPAL BONDS – 2.2% (1.7% of Total Investments)

	Illinois – 0.9% (0.7% of Total Investments)
$ 1,650	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand Obligations,	7/18 at 100.00	A-1	$ 1,650,000
	Tender Option Bond Floater 2015-XM0114, 0.590%, 7/01/37 (WI/DD, Settling 9/06/16) (7)
	Kentucky – 0.9% (0.7% of Total Investments)
1,750	Kentucky State Property and Buildings Commission, Revenue Bonds, Tender Option Bond Floater 11767,	2/19 at 100.00	A-1	1,750,000
	0.760%, 2/01/27 (7)
	Maine – 0.1% (0.1% of Total Investments)
200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Tender	7/19 at 100.00	VMIG-1	200,000
	Option Bond Floater 2009-XF0402, 0.590%, 7/01/39 (7)
	Massachusetts – 0.3% (0.2% of Total Investments
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	No Opt. Call	A-1	500,000
	Floater 3691, 0.590%, 2/01/17 (WI/DD, Settling 9/07/16)
$ 4,100	Total Short-Term Investments (cost $4,100,000)			4,100,000
	Total Investments (cost $228,190,496) – 127.3%			242,014,288
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (28.9)% (8)			(55,000,000)
	Other Assets Less Liabilities – 1.6% (9)			3,150,316
	Net Assets Applicable to Common Shares – 100%			$ 190,164,604

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$237,914,288	$ —	$237,914,288
Short-Term Investments:
Municipal Bonds	—	4,100,000	—	4,100,000
Total	$ —	$242,014,288	$ —	$242,014,288

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $228,023,667.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$14,519,776
Depreciation	(529,155)
Net unrealized appreciation (depreciation) of investments	$13,990,621

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 22.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016